Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepayments and Other Current Assets
Prepayments and Other Current Assets
6.	Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets (in thousands):

	December 31,	December 31,
	2022	2023
	RMB	RMB
Guarantee payment made to Blizzard - royalty fees	634,909	—
Prepayment for royalties, revenue sharing cost	1,787,638	1,729,241
Interest receivable	1,373,854	2,271,944
Prepayments of content and marketing cost and other operational expenses	725,183	638,697
Prepayment for deductible value added tax and refundable subsidy	492,552	581,228
Bridge loans in connection with ongoing investments	43,313	27,369
Deposits	68,285	81,712
Employee advances	61,480	57,949
Advance to suppliers	105,903	43,820
Receivable within one - year related to disposal of investments	—	512,367
Others	155,167	132,268
	5,448,284	6,076,595

As of December 31, 2022 and 2023, prepayments for royalties and revenue sharing cost mainly represented prepaid royalties or revenue sharing cost related to game distribution and operations of online games.

The amount of employee advances listed above included staff housing loan balances of RMB22.7 million and RMB18.2 million repayable within 12 months from December 31, 2022 and 2023 respectively (see Note 12). No advances were made directly or indirectly to the Group’s executive officers for their personal benefit for the years ended December 31, 2022 and 2023.